CLOSURE AND RECLAMATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Closure and Reclamation Provisions [abstract]
Schedule of Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Project	Total
Balance at December 31, 2021	$14,898	$7,128	$19,639	$12,895	$1,552	$56,112
Changes in estimate	(1,235)	(493)	(8,666)	135	5,238	(5,021)
Reclamation expenditures	(503)	(120)	-	-	-	(623)
Accretion	796	682	541	345	-	2,364
Effect of changes in foreign exchange rates	-	473	-	-	-	473
Balance at December 31, 2022	13,956	7,670	11,514	13,375	6,790	53,305
Less: Current portion	(1,577)	(600)	-	-	-	(2,177)
Non-current portion	$12,379	$7,070	$11,514	$13,375	$6,790	$51,128

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Yaramoko Mine	Séguéla Project	Total
Balance at December 31, 2020	$14,761	$5,905	$19,684	$-	$-	$40,350
Acquisition of Roxgold	-	-	-	11,122	-	11,122
Changes in estimate	(152)	1,142	(422)	1,609	1,552	3,729
Reclamation expenditures	(180)	(173)	-	-	-	(353)
Accretion	469	439	377	164	-	1,449
Effect of changes in foreign exchange rates	-	(185)	-	-	-	(185)
Balance at December 31, 2021	14,898	7,128	19,639	12,895	1,552	56,112
Less: Current portion	(1,230)	(652)	-	-	-	(1,882)
Non-current portion	$13,668	$6,476	$19,639	$12,895	$1,552	$54,230

Schedule of Estimates Used in Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Project	Total
Undiscounted uninflated estimated cash flows	$15,823	$8,413	$14,138	$14,113	$7,525	$60,012
Discount rate	5.88%	9.35%	4.14%	4.22%	3.88%
Inflation rate	2.30%	7.13%	1.96%	3.67%	2.20%